LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2017
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES
NOTE 13: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2016 and 2017 comprised:
	2016			2017
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	15.938	228	16.166	15.288	222	15.510
Credit card	952	71	1.023	753	69	822
Auto financing	50	2	52	37	2	39
Other consumer	3.663	475	4.138	3.034	506	3.540
Total consumer	20.603	776	21.379	19.112	799	19.911
Commercial:
Industry and mining	4.941	276	5.217	4.929	260	5.189
Small scale industry	1.619	87	1.706	1.419	88	1.507
Trade	7.367	453	7.820	7.145	313	7.458
Construction	1.028	364	1.392	994	439	1.433
Tourism	813	45	858	861	49	910
Shipping and transportation	2.487	144	2.631	2.260	102	2.362
Commercial mortgages	747	168	915	743	-	743
Public sector	5.024	82	5.106	4.794	70	4.864
Other	635	148	783	526	171	697
Total commercial	24.661	1.767	26.428	23.671	1.492	25.163
Total loans	45.264	2.543	47.807	42.783	2.291	45.074
Unearned income	(68)	-	(68)	(57)	-	(57)
Loans, net of unearned income	45.196	2.543	47.739	42.726	2.291	45.017
Less: Allowance for loan losses	(9.913)	(320)	(10.233)	(8.943)	(246)	(9.189)
Net Loans	35.283	2.223	37.506	33.783	2.045	35.828

Included in the above table are loans for lease financing amounting to EUR  712 million and EUR  665 million in 2016 and 2017 respectively.

Loans: Credit quality indicators

The Group actively monitors the credit quality of its loan portfolio using several credit quality indicators. The credit quality indicators considered to be the most significant are the delinquency status for all loans, and the credit rating for commercial loans. The days past due is the credit quality indicator the most relevant to the loans in our consumer loans portfolio. In accordance with our policies, the number of days past due is the key factor the Group considers when determining the appropriate course of action. For instance, the actions to pursue collection increase as the number of days past due increases. Furthermore, days past due is also a key factor considered in determining the loans that are eligible for our restructuring programs.

Ageing of loan portfolio

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2016 and 2017:
	December 31, 2016
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 daysand accruing loans	Nonaccruingloans
	EUR in millions

Greek
Residential mortgages	485	5.120	5.605	10.333	-	15.938	92	8.358
Credit card	11	449	460	492	-	952	53	396
Other consumer	88	1.988	2.076	1.637	-	3.713	-	2.757
Small business loans	46	2.288	2.334	1.317	-	3.651	-	2.582
Other commercial loans	567	3.929	4.496	16.514	-	21.010	5	5.195
Total Greek loans	1.197	13.774	14.971	30.293	-	45.264	150	19.288

Foreign
Residential mortgages	7	46	53	175	-	228	-	50
Credit card	1	5	6	65	-	71	-	5
Other consumer	10	50	59	418	-	477	1	50
Small business loans	17	28	45	174	-	219	-	37
Other commercial loans	43	559	602	946	-	1.548	7	614
Total Foreign loans	78	688	765	1.778	-	2.543	8	756
Total loans	1.275	14.462	15.736	32.071	-	47.807	158	20.044

	December 31, 2017
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 daysand accruing loans	Nonaccruingloans
	EUR in millions

Greek
Residential mortgages	657	5.156	5.814	9.474	-	15.288	76	8.671
Credit card	11	279	290	463	-	753	33	247
Other consumer	91	1.444	1.535	1.536	-	3.071	-	2.225
Small business loans	32	2.011	2.044	1.234	-	3.278	-	2.320
Other commercial loans	374	3.571	3.945	16.448	-	20.393	5	5.045
Total Greek loans	1.165	12.461	13.628	29.155	-	42.783	114	18.508

Foreign
Residential mortgages	12	32	44	178	-	222	-	42
Credit card	1	4	5	64	-	69	-	4
Other consumer	11	34	45	463	-	508	-	36
Small business loans	14	31	45	167	-	212	-	38
Other commercial loans	13	454	467	813	-	1.280	1	511
Total Foreign loans	51	555	606	1.685	-	2.291	1	631
Total loans	1.216	13.016	14.234	30.840	-	45.074	115	19.139

(1) loans less than 30 days past due are included in current loans

Credit ratings of commercial loans
According to the Group’s credit policy, all corporate customers are rated on a 21 grade scale. This rating is based on quantitative and qualitative criteria and is reviewed at least annually. Additionally, each of the Bank’s and its subsidiaries’ rating systems consider the borrower’s industry risk and its relative position within its peer group. Small Business loans are rated through a behavioral model on a 14 grade scale. The ratings scale for corporate and Small Business customers corresponds to likelihood of default. Customers classified as “Satisfactory” have low likelihood of default, customers classified as “Watchlist” have medium to high likelihood of default and customers classified as Substandard have already defaulted.
The following table presents commercial loans credit quality information as at December 31, 2016 and 2017:

	December 31, 2016			December 31, 2017
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	624	12.249	12.873	589	12.726	13.315
Watchlist	722	2.520	3.242	675	1.969	2.644
Substandard	2.305	6.241	8.546	2.014	5.698	7.712
	3.651	21.010	24.661	3.278	20.393	23.671
Foreign
Satisfactory	170	911	1.081	149	892	1.041
Watchlist	18	170	188	28	174	202
Substandard	31	467	498	35	214	249
	219	1.548	1.767	212	1.280	1.492

Total	3.870	22.558	26.428	3.490	21.673	25.163

Impaired loans
Impaired loans are those loans where the Group believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired loans also include loans whose terms have been modified in troubled debt restructuring.

The following table presents information about total impaired loans at and for the years ended December 31, 2016 and 2017:

	At and for the year ended December 31, 2016
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	2.708	-	2.130	38	37
Other consumer loans	613	-	492	21	20
Small business loans	119	-	145	2	2
Other commercial loans	696	-	559	14	14

With related allowance:
Residential mortgages	6.064	(1.939)	6.724	62	59
Credit cards	449	(434)	577	-	-
Other consumer loans	2.208	(1.837)	2.488	53	47
Small business loans	2.495	(1.721)	2.482	21	15
Other commercial loans	6.064	(3.791)	5.932	111	85
Total Greek impaired loans	21.416	(9.722)	21.529	322	279

Foreign
With no related allowance:
Other commercial loans	67	-	81	-	-

With related allowance:
Residential mortgages	52	(4)	53	-	-
Credit cards	5	(4)	5	-	-
Other consumer loans	53	(33)	51	-	-
Small business loans	50	(23)	50	-	-
Other commercial loans	588	(249)	558	-	-
Total Foreign impaired loans	815	(313)	798	-	-

	At and for the year ended December 31, 2017
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	2.948	-	2.828	34	33
Other consumer loans	703	-	659	23	22
Small business loans	184	-	151	1	1
Other commercial loans	725	-	707	14	12

With related allowance:
Residential mortgages	5.948	(2.016)	6.006	68	66
Credit cards	279	(270)	364	-	-
Other consumer loans	1.560	(1.329)	1.870	51	49
Small business loans	2.162	(1.540)	2.276	17	12
Other commercial loans	5.676	(3.665)	5.523	103	91
Total Greek impaired loans	20.185	(8.820)	20.384	311	286

Foreign
With no related allowance:
Residential mortgages	2	-	2	-	-
Credit cards	4	-	4	-	-
Other consumer loans	31	-	29	-	-
Other commercial loans	16	-	12	-	-

With related allowance:
Residential mortgages	42	(4)	46	-	-
Credit cards	-	(2)	2	-	-
Other consumer loans	6	(4)	18	-	-
Small business loans	47	(23)	43	-	-
Other commercial loans	498	(206)	546	-	-
Total Foreign impaired loans	646	(239)	702	-	-

			2015	2016	2017
			(EUR in millions)
Average recorded investment in impaired loans			21.123	22.327	21.086
Interest income recognized on a cash basis			266	279	286

Roll forward of impaired loans
The following table presents the roll-forward of impaired loans for the years ended, December 31, 2016 and 2017:

				2016	2017
				(EUR in millions)
Opening balance as at January 1,				23.227	22.231
Impaired loans in the period				1.507	1.020
Loans transferred to non-impaired status				(435)	(225)
Impaired loans paid-off				(699)	(607)
Sale of impaired loans				(6)	(90)
Impaired loans written-off				(1.364)	(1.493)
Foreign exchange differences				1	(5)
Closing balance as at December 31,				22.231	20.831

Purchased Credit-Impaired Loans
Purchased Credit-Impaired Loans ("PCI") loans are acquired loans with evidence of credit quality deterioration since origination for which it is probable at purchase date that NBG will be unable to collect all contractually required payments.The following table provides details on PCI loans acquired in connection with the May 10, 2013 and July 26, 2013 acquisition of FBB and Probank respectively.

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1.508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accretable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2015	139
Accretion	(25)
Accretable yield December 31, 2015	114

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2016	114
Accretion	(25)
Accretable yield December 31, 2016	89

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2017	89
Accretion	(24)
Accretable yield December 31, 2017	65

Troubled Debt Restructurings

Modifications are considered TDRs if, for economic or legal reasons related to the debtor’s financial difficulties, a concession is granted to the customer that the Group would not otherwise consider. The concession granted typically involves a modification of terms such as the modification of the stated interest lower than the current market rate for a new loan with similar risk, or forgiveness of principal of the loan, or forgiveness of interest accrued off balance sheet or the extension of maturity.

TDR balances presented in the disclosures “financing receivables modified as troubled debt restructuring during the period” and “troubled debt restructurings by modification programs” for 2017 have decreased in comparison to 2016, as a consequence of the stabilization of the quality of our portfolio in 2017 and the focus to propose more efficient long term restructuring products to its customers.

Forbearance programs applied in the Consumer segment (mortgages, consumer loans, credit cards) mainly comprise of extension of the loan term combined with a reduction of the installment either through fractional payment scheme of up to 72 months, which, upon expiry, may be extended for another 36 months, whereby the customer pays a proportion, ranging from 30% to 70% of the installment due, or through an interest only payment period of a maximum of 24 months, which, upon expiry, may be extended for another 24 months under certain conditions.

Specifically, for consumer loans the interest rate on the new loan may be reduced and/or the duration may be extended if the customers are willing and able to secure their consumer loan and credit card debt with real estate property or provide a down payment.

In addition, Split & Freeze is a new split-balance type of restructuring product offered both for mortgage loans and secured consumer loans. An amount of 20% to 60% (according to the borrower’ s affordability) of the balance to be restructured remains frozen for 15 years.

For SBL customers, the restructuring product generally includes the granting of a grace period of up to 24 months during which the customer pays only interest, the extension of the maturity of the loan up to 20 years and the option to the customer to make a down payment, which if the loan is repaid in accordance with the restructured terms will be returned as a discount or the application of lower interest rate in case the customer provides new collaterals. In addition, restructuring over restructuring (“R–O-R”) programs are addressed to those customers having difficulty in servicing their restructured loans.

Furthermore, forbearance programs applied in SBL loans also comprise of extension of loan maturity combined with reduction of installment through fractional payment scheme of up to 36 months, which, upon expiry, may be extended for another 36 months, whereby the customer pays a proportion, ranging from 30% to 70% of the installment due.

An additional product offered for SBL loans is the Fast Capital Repayment. It offers a 5-year grace period, whereby the capital is paid on a monthly or quarterly basis with possibility of fractional payment ranging from 30% to 70% according to the borrower’s affordability. The interest is calculated semiannually and is forgiven up to 100% if the customer remains current in his capital installment payments. Those programs also offer a reduction on the off-balance sheet interest.

Troubled debt restructuring programs are also offered to corporate customers who have been affected by the current market conditions. The types of modification are usually a mix of new amortization schedule tailored to current conditions and the customer’s projected cash flow, the extension or not of tenor, depending on the customer and its needs, as well as shift from short- term to long-term financing.

TDRs are considered impaired loans. TDRs are separately monitored and assessed within each portfolio for the purposes of allowance for loan loss calculation. Allowance for loan loss is calculated based on a present value of expected future cash flows discounted using the original effective interest rate of the loan considering all available evidence at the time of the assessment. At the time of the restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows or collateral value resulting from the modified terms. If there was no principal forgiveness or the interest rate was increased, the modification may have a little impact or no impact on the allowance for loan loss. If a portion of the loans is deemed uncollectible, an allowance for loan loss is recorded at the time of restructuring or may have been already recorded in a previous period.

Typically, allowance for loan loss for TDR Consumer loans is calculated using the average of yearly default frequencies of those specific products. Upon restructuring if several customer’s loans are consolidated into a single loan, then the aggregate loan balance, which may also include loans previously accruing, is assessed for impairment. In addition, restructured loans under Greek Law 3869/2010 are considered TDRs and are pooled into a separate group when calculating allowance for loan losses.

Allowance for loan loss for TDR Commercial loans is usually calculated on an individual basis for customers with significant exposures based on the present value of expected cash flows discounted at the loan’s original effective interest rate, or based on the fair value of the collateral, less costs to sell, if those are collateral dependent loans. For TDR Commercial customers that do not satisfy the quantified criterion for individual assessment (that is, the individually non significant customers), allowance for loan loss is calculated through our coefficient or homogeneous analysis using the probability of default corresponding to their internal credit rating.

The trends of re default are closely monitored and analyzed in order to identify the drivers for the re defaults. In addition, trends of re default are considered when calculating the appropriate level of the allowance for loan loss by adjusting the probabilities of default relating to both Consumer and Commercial TDR loans.

The following table discloses financing receivables modified as troubled debt restructurings during the reporting period ended December 31, 2015 , 2016 and 2017.

	December 31, 2015			December 31, 2016			December 31, 2017
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	(EUR in millions)
Residential mortgages	1.633	(127)	20	1.185	(115)	17	966	(156)	10
Other consumer	342	(62)	17	320	(72)	14	167	(42)	6
Small business loans	263	(60)	1	243	(66)	8	215	(52)	6
Other commercial loans	1.413	(685)	22	1.405	(611)	47	1.579	(847)	67
Total Greek TDR loans	3.651	(934)	60	3.153	(864)	86	2.927	(1.097)	89

	December 31, 2015			December 31, 2016			December 31, 2017
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	(EUR in millions)
Residential mortgages	18	(1)	-	16	-	-	17	-	-
Other consumer	3	(1)	-	2	-	-	7	-	-
Small business loans	18	(3)	-	10	(2)	-	9	(2)	-
Other commercial loans	114	(4)	6	129	(23)	14	73	-	-
Total foreign TDR loans	153	(9)	6	157	(25)	14	106	(2)	-

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2015		December 31, 2016		December 31, 2017
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		(EUR in millions)
Residential mortgages		836	-	607	-	485	-
Other consumer		139	-	165	-	78	-
Small business loans		230	12	172	5	105	7
Other commercial loans		983	4	1.091	4	1.214	-
Total loans		2.188	16	2.035	9	1.882	7

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2015, 2016 and 2017.

				December 31,
				2015	2016	2017
				(EUR in millions)
Payment modification				6.461	6.014	5.688
Combination modification				1.054	966	1.204
Term modification				2.099	3.448	3.676
Interest only modification				1.176	1.042	916
Other				535	598	821
Total				11.325	12.068	12.305

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2015, 2016 and 2017.

				December 31,
				2015	2016	2017
				(EUR in millions)
Current Loans (1)				5.725	6.479	6.714
Past due 31-90 days				912	715	823
Past due greater than 90 days				4.688	4.874	4.768
Total				11.325	12.068	12.305

(1) Loans less than 30 days past due are included in current loans.

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2015			2016			2017
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	3.955	4.122	8.077	4.934	6.170	11.104	4.295	5.938	10.233
Provision for loan losses	1.025	2.165	3.190	59	440	499	216	394	610
Write-offs	(52)	(123)	(175)	(711)	(683)	(1.394)	(810)	(787)	(1.597)
Recoveries	5	3	8	5	13	18	8	1	9
Net Write-offs	(47)	(120)	(167)	(706)	(670)	(1.376)	(802)	(786)	(1.588)
Sale of impaired loans	-	-	-	-	(1)	(1)	-	(10)	(10)
Translation differences	1	3	4	8	(1)	7	(20)	(36)	(56)
Allowance at end of year	4.934	6.170	11.104	4.295	5.938	10.233	3.689	5.500	9.189

The Group’s exposure to the Hellenic Republic comprises of a loan granted to the Hellenic Republic, loans to Hellenic Republic public sector entities, loans guaranteed by the Hellenic Republic and loans to corporate and individuals guaranteed by the Hellenic Republic.
Exposure to the Hellenic Republic and its related allowance at December 31, 2016 and 2017 are as follows:
	December 31, 2016		December 31, 2017
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)
Loan to Hellenic Republic	4.512	-	4.413	-
Loans to public sector entities	503	(86)	419	(69)
Corporate and Small Business loans	455	-	403	-
Mortgage loans	937	-	847	-
Total loans	6.407	(86)	6.082	(69)
Other assets	625	-	690	-
Total Exposure to Hellenic Republic	7.032	(86)	6.772	(69)

With regards to the above exposure the Group has consistently applied its provisioning policy and has recognized allowance for loan losses, where deemed appropriate. As at December 31, 2017, the Group considered (a) the fact that no specific loss event in relation to the Hellenic Republic had occurred, (b) the fact that Hellenic Republic serviced the aforementioned exposures, and concluded that the exposure to Hellenic Republic did not qualify for impairment assessment.

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2016.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	4.251	5.662	9.913
of which:
for impaired loans	4.210	5.512	9.722
for non-impaired loans	41	150	191

Impaired loans	12.042	9.374	21.416
Non-impaired loans	8.561	15.287	23.848

Foreign
Allowance for loan losses at year end	44	276	320
of which:
for impaired loans	41	272	313
for non-impaired loans	3	4	7

Impaired loans	110	705	815
Non-impaired loans	666	1.062	1.728

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2017.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3.676	5.267	8.943
of which:
for impaired loans	3.615	5.205	8.820
for non-impaired loans	61	62	123

Impaired loans	11.438	8.747	20.185
Non-impaired loans	7.674	14.924	22.598

Foreign
Allowance for loan losses at year end	13	233	246
of which:
for impaired loans	10	229	239
for non-impaired loans	3	4	7

Impaired loans	85	561	646
Non-impaired loans	714	931	1.645

Allowance for loan losses by portfolio segment and methodology

As discussed in Note 3 our methodology for estimating the allowance for loan losses has three primary components: specific allowances, coefficient analysis and homogeneous analysis, while the methodologies applied by our foreign subsidiaries and branches are similar to those employed by the Group for loans in Greece.

Loss forecast models utilized for portfolios of homogeneous loans consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. In addition, in calculating our homogeneous allowances for loan losses we consider the current economic conditions and trends and changes in lending policies and procedures. The current macroeconomic conditions affect our default and recovery models gradually as more information regarding the performance and behavior of loan customers is gathered. Based on this information we adjust the “Loss-given-default” and “Probability of Default” parameters used for the estimation of allowance for loan losses, keeping the fundamental methodology intact, that is, we continue to calculate recoveries (and losses) based on realized cash inflows (“workout approach”).

As at December 31, 2017, we did not believe an adjustment to historical loss experience for changes in trends, conditions, and other relevant factors that affect repayment of the loans was necessary beyond the incorporation of current information in the data used to estimate the homogeneous allowances. In calculating our homogeneous allowances for loan losses we considered the following key factors:

Volume of past-due and non-accruing loans

The volume of past due, non-accruing and impaired loans in 2017 automatically fed into the calculation of the allowance for loan losses by: (a) increasing the underlying pools before write-offs on which we calculate a significant portion of the total loss allowances; (b) adjusting the loss rates by incorporating the most recent available information on recoveries and (c) adjusting the probability of default, which is estimated using data from the previous twelve months.

As at December 31, 2017, we concluded that the incorporation of the current market conditions at that time in our methodology as described above was sufficient to estimate the allowance for loan losses as at December 31, 2017 and therefore did not further adjust historical loss experience.

Economic conditions and trends

We believe that changes in national, regional and local economic business conditions impact repayment of loans. Specifically, at December 31, 2017, despite the stabilization in the economic conditions and trends these remained challenging and this was reflected in our allowance for loan losses estimate as at December 31, 2017, in two ways: it resulted firstly, in a marginal increase in the level of past due and non accruing loans before write-offs which affected the provisions as described above, and secondly, in the incorporation of a downward revision of real estate prices growth in our analysis, where applicable.

Therefore, as at December 31, 2017, we concluded that no further adjustment to the historical loss rates was necessary due to the current economic conditions, since the loss rates applied are long-term averages based on long recovery periods for all portfolios assessed using the homogeneous analysis.

Lending policies and procedures

In response to the higher volume and severity of past due loans in previous years, we reviewed and tightened our credit approval criteria since 2010, for example by lowering both the loan-to-value and the payment-to-income acceptable ratios. As a result, we expected that the quality of new loans granted after 2009 would be improved. However, the loans originated during 2016 and 2017 were not significant enough to cause a change in observed probabilities of default or loss given defaults.

The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31, 2016 and December 31, 2017.

December 31, 2016	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	5.465	3.373	5.465	3.373
Coefficient	-	-	15.912	609	15.912	609
Homogeneous	20.604	4.251	3.283	1.680	23.887	5.931
Foreign	776	45	1.767	275	2.543	320
Total	21.380	4.296	26.427	5.937	47.807	10.233

December 31, 2017	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	3	3	5.013	3.164	5.016	3.167
Coefficient	-	-	15.686	554	15.686	554
Homogeneous	19.109	3.672	2.972	1.550	22.081	5.222
Foreign	799	14	1.492	232	2.291	246
Total	19.911	3.689	25.163	5.500	45.074	9.189

Collateral

The most common practice we use to mitigate credit risk is requiring collateral for loans originated. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans are:

• mortgages over residential properties;

• charges over business assets such as premises, ships;

• vehicles, inventory and accounts receivable;

• charges over financial instruments such as debt securities and equities;

• cash collaterals; and

• state, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans.

Collateral dependent loans

Impaired loans net of allowance for loan losses include collateral dependent loans of EUR 1.142 million and EUR 1.169 million at December 31, 2016 and December 31, 2017, respectively. In general, a loan is classified as collateral dependent when repayment is expected to be provided solely by the underlying collateral and the Group anticipates foreclosing on the loan and as a result the impairment is measured based on the fair value of the collateral. In Greece, the typical length of time between classification of the loan as collateral dependent and foreclosure is about four years, however there are a number of cases in which this period can be prolonged because either injunctions to the foreclosure procedure are raised by the customer or third parties, or the procedure has been postponed due to a settlement or repayment. In South Eastern Europe enforcement of collateral or exhaustion of legal actions take significantly less time than in Greece.

The majority of these loans are secured with properties, for which foreclosure was probable and the impairment was measured based on the fair value of the collateral. These measurements are classified as Level 3 in the fair value hierarchy.

The fair value of the properties was estimated by qualified external or internal appraisers using one or more of the market approach, the income approach or the replacement cost approach. The key inputs, upon which these estimates are based, are market prices of similar properties, market yields and cost estimates. According to the Group impairment methodology, corporate business units that are responsible for the impairment assessment have to ensure that in cases where cash flows are expected from collateral liquidation, collateral value has to be based on a recent (within the current year) independent appraisal from a qualified appraiser, unless loan exposures are significantly lower than the collateral values.

Securitized loans
					2016	2017
					(EUR in millions)
Receivables from Public sector (Titlos Plc—February 2009)					4.512	-
SME loans (Sinepia D.A.C.—August 2016)					485	286
Total					4.997	286

The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2017:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Sinepia D.A.C.(1),(2)	Asset Backed Floating Rate Notes—Class M	SME loans	August 8, 2016	July 2035	236	Paid quarterly at a rate of three-month Euribor plus a margin of 300 bps
Sinepia D.A.C.(1)	Asset Backed Floating Rate Notes—Class Z	SME loans	August 8, 2016	July 2035	65	Paid quarterly at a rate of three-month Euribor plus a margin of 500 bps

(1)	The Bank retains the option to call the notes on any interest payment date after the fourth Interest Payment Date, or place them with investors.
(2)	On October 18, 2017, Sinepia D.A.C. proceeded with the partial redemption of class M notes of EUR 23 million and therefore the outstanding amounts of Sinepia D.A.C. Class M and Z notes as at December 31, 2017 is EUR 236 million and EUR 65 million, respectively.

On December 1, 2017, the Bank proceeded with the termination of the Titlos plc securitization. As a result, on the same date, the bond issued by Titlos plc was cancelled. The aforementioned transaction had no effect on the financial position, results, cash flows and liquidity of the Group and the Bank.

On July 12, 2016, the Special Purpose Entity SINEPIA Designated Activity Company (D.A.C.) was established in Ireland, for the purposes of SME loans securitization, in which the Bank has a beneficial interest. Sinepia D.A.C. notes A1, A2 & A3 were placed with the European Investment Bank (“EIB”), the European Investment Fund (“EIF”) and the European Bank for Reconstruction and Development (“EBRD”), allowing the Bank to raise EUR 235 million of medium term funding. Notes A4 were initially held in total by the Bank but on December 9, 2016, NBG proceeded with the partial sale of class A4 notes of EUR 65 million to EIB and therefore as at December 31, 2016, EUR 8 million were held by the Bank while EUR 65 million were placed with EIB. The Notes were subject to mandatory redemption in whole or in part on each interest payment date (i.e. on a quarterly basis) and only to the extent that the issuer had funds available for such purpose after making payment of any prior ranking liabilities in accordance with the agreement in force.

During 2017, NBG proceeded with the redemption of class A1, A2, A3 and A4 notes held by third parties of EUR 123 million, EUR 29 million, EUR 41 million and EUR 65 million, respectively.

Since the Bank is the primary beneficiary of the above securitization transactions, we have not applied sales accounting at the Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within “Loans” on our consolidated balance sheets.

With respect to all the above securitization transactions, the Bank has sold and assigned certain of its loans to VIEs. The VIEs have paid for the receivables acquired from the Bank with the proceeds from the issuance of the secured notes, which have been acquired by the Bank. Since the Bank has purchased and continuously owns all issued secured notes and, therefore, is the primary beneficiary of the above VIEs, we have not applied sales accounting at the Group level for the above transactions. That is, in our consolidated financial statements, the loans are not derecognized and continue to be presented within “Loans” on our consolidated balance sheets. For the same reason we do not record a liability with respect to the notes issued or a servicing asset or liability.

All of the above notes issued are not presented within “Long-term debt” and the loans were not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the above VIEs.

Covered bonds
					2016	2017
					(EUR in millions)
Mortgages					3.470	4.916
of which eligible collateral					3.411	4.792

Under the covered bond Programs I and II, the Bank has the following covered bonds series in issue as at December 31, 2016:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Series 6	Residential mortgage loans	October 5, 2016	April 5, 2019	1.500	Paid quarterly at rate of three month Euribor plus a margin of 200 bps
Program I(1)	Series 7	Residential mortgage loans	December 15, 2017	December 15, 2018	750	Paid quarterly at rate of three month Euribor plus a margin of 190 bps
Program II(1)	Series 7	Residential mortgage loans	October 19, 2017	October 19, 2020	750	Paid semi-annually at a fixed rate of 2.75%

(1)	The issues are currently rated B3 by Moody’s and B by Fitch.

On October 19, 2017, the Bank issued a three-year EUR 750 million Covered Bond at 2.90% yield. The issue serves towards the Bank’s strategic objective to re-establish a recurring presence in the international capital markets and accelerated the disengagement from the Emergency Liquidity Assistance, normalizing its funding profile. The remaining two issues have not been sold to institutional investors, are held by the Bank and therefore are not presented within ''Long-term debt'' (see Note 23).